14. Intangible assets (Details 3) R$ in Thousands	Dec. 31, 2019 BRL (R$)
SummaryOfIntangibleAssetsLineItems [Line Items]
Right of use	R$ 640,415
Leases related to contract assets
SummaryOfIntangibleAssetsLineItems [Line Items]
Right of use	276,893
Leases related to concession agreements and program contracts
SummaryOfIntangibleAssetsLineItems [Line Items]
Right of use	292,824
Leases related to concession agreements and program contracts | Cost
SummaryOfIntangibleAssetsLineItems [Line Items]
Right of use	405,426
Leases related to concession agreements and program contracts | Accumulated amortization
SummaryOfIntangibleAssetsLineItems [Line Items]
Right of use	(112,602)
Other assets
SummaryOfIntangibleAssetsLineItems [Line Items]
Right of use	70,698
Vehicles
SummaryOfIntangibleAssetsLineItems [Line Items]
Right of use	91,709
Properties
SummaryOfIntangibleAssetsLineItems [Line Items]
Right of use	13,309
Equipment
SummaryOfIntangibleAssetsLineItems [Line Items]
Right of use	3,801
Other
SummaryOfIntangibleAssetsLineItems [Line Items]
Right of use	4,414
Accumulated amortization
SummaryOfIntangibleAssetsLineItems [Line Items]
Right of use	R$ (42,535)